FINANCE COSTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Interest on borrowings, net	$ 1,981,000,000	$ 1,354,000,000
Interest earned on restricted cash and cash equivalents	(149,000,000)	(235,000,000)
Interest on borrowings	1,832,000,000	1,119,000,000
Interest on lease liabilities	111,000,000	80,000,000
Interest on post-employment benefits	(13,000,000)	(1,000,000)
(Gain) loss on foreign exchange	(111,000,000)	127,000,000
Change in fair value of derivative instruments	108,000,000	(126,000,000)
Capitalized interest	(38,000,000)	(29,000,000)
Deferred transaction costs and other	158,000,000	63,000,000
Total finance costs	$ 2,047,000,000	$ 1,233,000,000
Shaw Communications Inc.
Disclosure of attribution of expenses by nature to their function [line items]
Maximum borrowing capacity			$ 6,000,000,000